SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Summary of stock option activity

The following table summarizes the stock option activity under the 2006 Plan and Youku Tudou Plan for the year ended December 31, 2013:

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2013	144,760,968	0.3530	0.3507	5.94	96,544
Granted	18,308,268	1.0249	0.5375
Exercised	(51,672,672)	0.3173	0.4738
Forfeited	(12,644,892)	0.6893	0.5368
Outstanding, December 31, 2013	98,751,672	0.4532	0.2971	6.03	121,472

Vested and expected to vest at December 31, 2013	95,685,150	0.4373	0.2882	5.94	119,220

Exercisable at December 31, 2013	66,631,986	0.2572	0.1843	4.98	95,024

Schedule of weighted-average assumptions used to estimate the fair value of stock options granted

	2011	2012	2013
Risk-free interest rate	2.2%	2.2%	2.1 to 2.8%
Expected dividend yield	—	—	—
Expected volatility range	55.8%	52.0%	54.0 to 57.0%
Sub-optimal early exercise factor	2 times	2-3 times	2-3 times

Summary of non-vested restricted stock unit activity

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2013	39,907,080	1.2708
Granted	42,294,204	1.1930
Forfeited	(2,604,889)	1.1551
Vested	(13,718,213)	1.3298
Non-vested, December 31, 2013	65,878,182	1.2132

Schedule of allocation of total compensation cost recognized

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cost of revenues	3,894	12,751	32,110	5,304
Product development	12,233	26,157	38,400	6,343
Sales and marketing	14,196	28,741	50,712	8,377
General and administrative	17,171	50,569	67,136	11,090
Total	47,494	118,218	188,358	31,114